Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At December 31, 2020	$ 157
At December 31, 2021	150	$ 157
IFRS Sixteen Leases [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2020	640	863
Modification of building lease	109	259
Additions	16	7
Disposals		(21)
Impact of foreign exchange rate changes	(55)	50
At December 31, 2021	710	640
At December 31, 2020	483	281
Disposals		(21)
Depreciation	120	203
Impact of foreign exchange rate changes	(43)	20
At December 31, 2021	560	483
Right of use assets, carrying amount	150	157
IFRS Sixteen Leases [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2020	546	757
Modification of building lease	109	259
Additions	16
Disposals
Impact of foreign exchange rate changes	(48)	48
At December 31, 2021	623	546
At December 31, 2020	437	242
Disposals
Depreciation	94	180
Impact of foreign exchange rate changes	(38)	15
At December 31, 2021	493	437
Right of use assets, carrying amount	130	109
IFRS Sixteen Leases [Member] | Vehicles and Equipment [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2020	94	106
Modification of building lease
Additions		7
Disposals		(21)
Impact of foreign exchange rate changes	(7)	2
At December 31, 2021	87	94
At December 31, 2020	46	39
Disposals		(21)
Depreciation	26	23
Impact of foreign exchange rate changes	(5)	5
At December 31, 2021	67	46
Right of use assets, carrying amount	$ 20	$ 48